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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210

June 3, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H ("Registrant")
          File No. 333-143074

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the statement of additional information dated May 3, 2010, and the prospectus dated June 1, 2010, contain no changes from the form of the statement of additional information and the prospectus contained in the most recent Post Effective Amendments filed via EDGAR on May 3 and May 28, 2010, respectively.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities